BIOLOGICAL ASSETS - Measurement of the premises adopted (Details) - ha	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BIOLOGICAL ASSETS
Planted useful area (hectare)	1,243,191,000	1,094,611,000
Average Annual Growth Volume Per Hectare Per Year	37,620	37,920
Average gross sale price of eucalyptus	101,380	96,040.00
Label Role Discount rate post-tax	8.80%	8.80%
Mature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	191,737,000	144,942,000
Immature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	1,051,454,000	949,669,000